Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash	$ 9,007,042	$ 5,131,510
Amounts receivable and other assets	216,124	218,351
Marketable securities	41,587	139,284
Current assets	9,264,753	5,489,145
Non-current assets
Restricted cash	534,828	539,834
Right-of-use asset	42,033	62,208
Total assets	9,841,614	6,091,187
Current liabilities
Accounts payable and accrued liabilities	1,128,808	1,180,863
Advanced contributions received	5,132,721	4,124,349
Balances due to related parties	147,333	530,512
Flow through liability	769,231	0
Lease liability Current	23,443	20,696
Current liabilities	7,201,536	5,856,420
Non-current liabilities
Director's loan	784,947	648,005
Lease liability	28,764	52,207
Total liabilities	8,015,247	6,556,632
Shareholders' equity (deficiency)
Share capital	67,236,421	65,228,921
Reserves	4,617,658	4,289,896
Accumulated deficit	(70,027,712)	(69,984,262)
Equity	1,826,367	(465,445)
Total liabilities and shareholders' equity	$ 9,841,614	$ 6,091,187